[LOGO] FEDERATED INVESTORS
       Liberty
       U.S. Government
       Money Market
       Trust


       15th Semi-Annual Report
       September 30, 1995


       Established 1980


MONEY MARKETS


President's Message

Dear Shareholder:

I am pleased to present the 15th Semi-Annual Report to Shareholders for Liberty U.S. Government Money Market Trust, which covers the six-month period ended September 30, 1995.

The report begins with an interview with the fund's portfolio manager, Susan R. Hill, Assistant Vice President, Federated Advisers, and follows with a complete list of the fund's holdings and its Financial Statements.

As a shareholder in this money market mutual fund, you are putting your cash to work pursuing daily income from a portfolio of short-term U.S. government securities. In addition, you have daily access to your invested cash, which is managed to remain stable in value, and the fund has done so since its inception.* At the end of the reporting period, more than half of the portfolio was invested in repurchase agreements backed by U.S. government securities because of their yield advantage.

During the six-month reporting period, dividends paid to Class A shareholders totaled $0.03 per share, while dividends paid to Class B shareholders totaled $0.02 per share. At the end of the period, the fund's net assets stood at more than $700 million.

Please remember, this fund offers you access to the entire Liberty Family of Funds. Should you feel it's time to pursue a more aggressive approach to investing, you can easily move all or part of your assets in this fund to others that invest in different types of stocks and bonds.**

Thank you for selecting Liberty U.S. Government Money Market Trust as a convenient investment for your cash. We welcome your comments and suggestions.

Sincerely,




J. Christopher Donahue
President
November 15, 1995


 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.
** This privilege may be modified or discontinued at any time. Investment
   Review







Investment Review


Susan R. Hill, CFA
Assistant Vice President
Federated Advisers


Q. Let's begin with an overview of the interest rate environment during the six-month reporting period.

A. The semi-annual reporting period saw a change in the course of monetary policy by the Federal Reserve Board (the "Fed") as the Fed eased the Federal Funds target rate 25 basis points to 5.75% on July 6, 1995, after remaining steady at a 6% target rate since the Fed last tightened in early February, 1995. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence. The rate on the three-month Treasury bill fell over the reporting period from 5.9% to 5.4%, reflecting the notch downward in rates by the Fed in July, 1995, as well as the anticipation of additional Fed easings down the road.

Q.  Have you made any strategic changes to the fund's portfolio?
A. We extended the average maturity target range of the fund from 30-40 days to 40-50 days in the face of slower economic growth and still restrained inflation. This strategy has served the fund well in light of the rather significant decline in interest rates in recent months. The fund's average maturity, which was 38 days at the beginning of the reporting period, stood at 43 days at the end of September, 1995.

We reinforced the barbelled structure of the fund's portfolio over the reporting period. The fund continued to combine attractive yields from repurchase agreements, collateralized by U.S. government mortgage-backed securities, with short-term agency floating rate notes and Treasury and agency securities with longer maturities of six to twelve months. A yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term fixed-rate Treasury and agency securities. This portfolio structure has performed well in the current interest rate environment.



Q.  As we approach 1996, what is your outlook for rates in the near future?

A. Fears of a recession subsided as the third quarter progressed amid promising signs suggesting the economy had stabilized, and the inventory correction was largely over. The economy seems to be on a moderate growth/low inflation trajectory for the next few quarters. With a monetary policy still considered by historical measures to be moderately restrictive, but having seemingly engineered a "soft landing" for the economy at this juncture, the Fed should feel no urgency to lower the Federal Funds target rate further in the immediate future based on the fundamentals of the economy. Rather, they will likely focus on upcoming economic and inflation releases for additional clues as to the sustainability of growth and the force of inflationary pressures. The Fed will also be particularly interested in the outcome of the ongoing budget negotiations in Congress in order to assess the potential impact on economic growth.






Liberty U.S. Government Money Market Trust
Portfolio of Investments
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

  PRINCIPAL
    AMOUNT                                                                                            VALUE
--------------  --------------------------------------------------------------------------------  --------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--37.2%
------------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK, DISCOUNT NOTES--0.7%
                --------------------------------------------------------------------------------
$    5,000,000  (a)6.66%, 2/23/1996                                                               $    4,875,743
                --------------------------------------------------------------------------------  --------------
                FEDERAL HOME LOAN BANK NOTES--3.2%
                --------------------------------------------------------------------------------
    22,700,000  6.015%-6.85%, 2/28/1996-6/13/1996                                                     22,714,104
                --------------------------------------------------------------------------------  --------------
                FEDERAL HOME LOAN BANK, DISCOUNT NOTES--3.0%
                --------------------------------------------------------------------------------
    21,750,000  (a)6.288%-7.125%, 11/22/1995-1/5/1996                                                 21,453,379
                --------------------------------------------------------------------------------  --------------
                FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--2.0%
                --------------------------------------------------------------------------------
    14,000,000  (b)6.07%, 10/2/1995                                                                   13,997,073
                --------------------------------------------------------------------------------  --------------
                FEDERAL HOME LOAN MORTGAGE CORP., DISCOUNT NOTES--2.2%
                --------------------------------------------------------------------------------
    15,500,000  (a)5.81%-7.13%, 11/1/1995-2/8/1996                                                    15,227,981
                --------------------------------------------------------------------------------  --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES--5.3%
                --------------------------------------------------------------------------------
    37,000,000  (b)5.39%-6.55%, 10/2/1995-9/27/1996                                                   36,975,109
                --------------------------------------------------------------------------------  --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--10.5%
                --------------------------------------------------------------------------------
    75,100,000  (a)5.686%-6.456%, 10/23/1995-4/15/1996                                                73,812,396
                --------------------------------------------------------------------------------  --------------
                GOVERNMENT GUARANTEED FLOATING RATE NOTES--1.5%
                --------------------------------------------------------------------------------
    10,728,000  (b)Overseas Private Investment, (Guaranteed by United States Treasury),
                5.99%-6.50%, 10/3/1995                                                                10,728,000
                --------------------------------------------------------------------------------  --------------
                STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE NOTES--4.2%
                --------------------------------------------------------------------------------
    29,220,000  (b)5.44%-5.69%, 10/3/1995-10/6/1995                                                   29,243,476
                --------------------------------------------------------------------------------  --------------
                STUDENT LOAN MARKETING ASSOCIATION NOTE--0.6%
                --------------------------------------------------------------------------------
     4,000,000  6.943%, 2/21/1996                                                                      4,002,720
                --------------------------------------------------------------------------------  --------------
                UNITED STATES TREASURY BILLS--2.1%
                --------------------------------------------------------------------------------
    15,000,000  (a)5.27%-5.45%, 12/14/1995-6/27/1996                                                  14,589,354
                --------------------------------------------------------------------------------  --------------
                UNITED STATES TREASURY NOTES--1.9%
                --------------------------------------------------------------------------------
    13,000,000  7.375%-7.75%, 3/31/1996-5/15/1996                                                     13,124,727
                --------------------------------------------------------------------------------  --------------
                TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                                         260,744,062
                --------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENTS--62.9%
------------------------------------------------------------------------------------------------
$      100,000  BZW Securities, Inc., 6.40%, dated 9/29/1995, due 10/2/1995                       $      100,000
                --------------------------------------------------------------------------------



Liberty U.S. Government Money Market Trust

--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  -------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENTS--CONTINUED
------------------------------------------------------------------------------------------------
    18,000,000  (d)CS First Boston Corp., 5.78%, dated 8/29/1995 due 10/3/1995                        18,000,000
                --------------------------------------------------------------------------------
    35,000,000  Fuji Securities, Inc., 6.50%, dated 9/29/1995, due 10/2/1995                          35,000,000
                --------------------------------------------------------------------------------
    16,000,000  (d)Goldman, Sachs & Co., 5.74%, dated 9/1/1995, due 11/24/1995                        16,000,000
                --------------------------------------------------------------------------------
    14,000,000  (d)Goldman, Sachs & Co., 5.75%, dated 7/25/1995, due 10/23/1995                       14,000,000
                --------------------------------------------------------------------------------
    18,000,000  (d)Goldman, Sachs & Co., 5.75%, dated 8/25/1995, due 11/22/1995                       18,000,000
                --------------------------------------------------------------------------------
    20,000,000  Goldman, Sachs & Co., 6.47%, dated 9/29/1995, due 10/2/1995                           20,000,000
                --------------------------------------------------------------------------------
    35,000,000  Greenwich Capital Markets, Inc., 6.55%, dated 9/29/1995,
                due 10/2/1995                                                                         35,000,000
                --------------------------------------------------------------------------------
    35,000,000  HSBC Securities, Inc., 6.50%, dated 9/29/1995, due 10/2/1995                          35,000,000
                --------------------------------------------------------------------------------
    35,000,000  Harris Government Security, Inc., 6.46%, dated 9/29/1995,
                due 10/2/1995                                                                         35,000,000
                --------------------------------------------------------------------------------
    30,000,000  Morgan Stanley & Co., Inc., 6.50%, dated 9/29/1995, due 10/2/1995                     30,000,000
                --------------------------------------------------------------------------------
   150,000,000  PaineWebber, Inc., 6.50%, dated 9/29/1995, due 10/2/1995                             150,000,000
                --------------------------------------------------------------------------------
    35,000,000  UBS Securities, Inc., 6.55%, dated 9/29/1995, due 10/2/1995                           35,000,000
                --------------------------------------------------------------------------------  --------------
                TOTAL REPURCHASE AGREEMENTS                                                          441,100,000
                --------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                          $  701,844,062
                --------------------------------------------------------------------------------  --------------


 (a) Discount rate at time of purchase.

 (b) Denotes variable rate securities which show current rate and next demand date.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($701,542,458) at September 30, 1995.
(See Notes which are an integral part of the Financial Statements)




Liberty U.S. Government Money Market Trust
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                               $  441,100,000
---------------------------------------------------------------------------------
Investments in securities                                                             260,744,062
---------------------------------------------------------------------------------  --------------
     Total investments in securities, at amortized cost and value                                  $  701,844,062
-------------------------------------------------------------------------------------------------
Cash                                                                                                      730,667
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,301,594
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     704,876,323
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                             2,796,269
---------------------------------------------------------------------------------
Accrued expenses                                                                          537,596
---------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                  3,333,865
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 701,542,458 shares outstanding                                                      $  701,542,458
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE and Offering Price Per Share:
-------------------------------------------------------------------------------------------------
CLASS A SHARES: ($699,721,422 / 699,721,422 shares outstanding)                                             $1.00
-------------------------------------------------------------------------------------------------  --------------
CLASS B SHARES: ($1,821,036 / 1,821,036 shares outstanding)                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------
REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
CLASS A SHARES:                                                                                             $1.00
-------------------------------------------------------------------------------------------------  --------------
CLASS B SHARES: (94.50 / 100 of $1.00)*                                                                     $0.95
-------------------------------------------------------------------------------------------------  --------------


*Under certain limited conditions, a Contingent Deferred Sales Charge of up to 5.50% may be imposed. See "How to Redeem Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Liberty U.S. Government Money Market Trust
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended September 30, 1995 (unaudited)

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  21,578,481
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $  1,751,958
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   269,213
-------------------------------------------------------------------------------------
Custodian fees                                                                               86,957
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                  1,508,512
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     7,182
-------------------------------------------------------------------------------------
Auditing fees                                                                                11,823
-------------------------------------------------------------------------------------
Legal fees                                                                                    5,739
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    59,224
-------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                     7,483
-------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                    886,583
-------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                      2,494
-------------------------------------------------------------------------------------
Share registration costs                                                                     19,476
-------------------------------------------------------------------------------------
Printing and postage                                                                         77,034
-------------------------------------------------------------------------------------
Insurance premiums                                                                            7,380
-------------------------------------------------------------------------------------
Taxes                                                                                         7,008
-------------------------------------------------------------------------------------
Miscellaneous                                                                                 4,749
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       4,712,815
-------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                       $    (4,070)
------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                         (709,266)
------------------------------------------------------------------------
  Waiver of shareholder services fee--Class B Shares                           (1,397)
------------------------------------------------------------------------  -----------
     Total waivers                                                                         (714,733)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   3,998,082
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  17,580,399
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


Liberty U.S. Government Money Market Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                             (UNAUDITED)            YEAR ENDED
                                                                         SEPTEMBER 30, 1995       MARCH 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------
Net investment income                                                     $      17,580,399      $     28,923,432
---------------------------------------------------------------------  -----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------
  Class A Shares                                                                (17,538,704)          (28,922,672)
---------------------------------------------------------------------
  Class B Shares                                                                    (41,695)                 (760)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from distributions
     to shareholders                                                            (17,580,399)          (28,923,432)
---------------------------------------------------------------------  -----------------------  ------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------
Proceeds from sale of Shares                                                    180,957,345           353,799,566
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                13,320,804            25,919,444
---------------------------------------------------------------------
Cost of shares redeemed                                                        (208,178,731)         (470,182,983)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from share transactions                     (13,900,582)          (90,463,973)
---------------------------------------------------------------------  -----------------------  ------------------
          Change in net assets                                                  (13,900,582)          (90,463,973)
---------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                             715,443,040           805,907,013
---------------------------------------------------------------------  -----------------------  ------------------
End of period                                                             $     701,542,458      $    715,443,040
---------------------------------------------------------------------  -----------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


Liberty U.S. Government Money Market Trust
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                        SEPTEMBER 30,                                    YEAR ENDED MARCH 31,
                            1995          1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD       $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------
INCOME FROM INVEST-
MENT OPERATIONS
---------------------
 Net investment
 income                        0.03          0.04       0.02       0.03       0.05       0.07       0.08       0.07       0.06
---------------------      -----        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                       (0.03)        (0.04)     (0.02)     (0.03)     (0.05)     (0.07)     (0.08)     (0.07)     (0.06)
---------------------      -----        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END
OF PERIOD                 $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------      -----        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                 2.50%      3.93%      2.34%      2.71%      4.66%      7.11%      8.24%      7.44%      6.07%
---------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------
 Expenses                     1.12%(b)      1.12%      1.01%      1.04%      1.03%      1.01%      1.02%      1.01%      1.01%
---------------------
 Net investment
 income                       4.96%(b)      3.83%      2.31%      2.69%      4.59%      6.89%      7.94%      7.19%      5.90%
---------------------
 Expense waiver/
 reimbursement (c)            0.20%(b)     --         --         --         --         --         --         --         --
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets,
 end of period
 (000 omitted)               $699,721   $715,257  $805,907   $919,883  $1,173,685  $1,393,380 $1,443,347  $1,386,704 $1,358,694
---------------------

                         1987
NET ASSET VALUE,
BEGINNING OF PERIOD    $    1.00
---------------------
INCOME FROM INVEST-
MENT OPERATIONS
---------------------
 Net investment
 income                     0.05
---------------------  ---------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                    (0.05)
---------------------  ---------
NET ASSET VALUE, END
OF PERIOD              $    1.00
---------------------  ---------
TOTAL RETURN (A)           5.48%
---------------------
RATIOS TO AVERAGE NET
ASSETS
---------------------
 Expenses                  1.01%
---------------------
 Net investment
 income                    5.39%
---------------------
 Expense waiver/
 reimbursement (c)        --
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets,
 end of period
 (000 omitted)        $1,467,182
---------------------


(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) Computed on an annualized basis.

(c) This voluntary expense decrease for the shareholder services fee is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Liberty U.S. Government Money Market Trust
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)       PERIOD ENDED
                                                                                SEPTEMBER 30,        MARCH 31,
                                                                                    1995              1995(A)
----------------------------------------------------------------------------  -----------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $        1.00      $        1.00
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                                0.02               0.01
----------------------------------------------------------------------------        -------            -------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------
  Distributions from net investment income                                            (0.02    )         (0.01    )
----------------------------------------------------------------------------        -------            -------
NET ASSET VALUE, END OF PERIOD                                                $        1.00      $        1.00
----------------------------------------------------------------------------        -------            -------
TOTAL RETURN (B)                                                                       2.09%              1.14%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                             1.92%(c)           1.95%(c)
----------------------------------------------------------------------------
  Net investment income                                                                4.16%(c)           4.15%(c)
----------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                     0.14%(c)       --
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $1,821               $186
----------------------------------------------------------------------------


(a) Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease for the shareholder services fee is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




Liberty U.S. Government Money Market Trust
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

(1) ORGANIZATION

Liberty U.S. Government Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Effective December 17, 1994, the Trust added Class B Shares, consequently, the Trust offers two classes of shares:
Class A Shares and Class B Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


Liberty U.S. Government Money Market Trust

--------------------------------------------------------------------------------

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 1995, capital paid-in aggregated $701,542,458. Transactions in shares were as follows:

                                                                                    SIX MONTHS           YEAR
                                                                                       ENDED            ENDED
                                                                                   SEPTEMBER 30,      MARCH 31,
                                                                                       1995              1995
CLASS A SHARES                                                                        SHARES            SHARES
Shares sold                                                                           173,875,402      353,555,803
-------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     13,291,020       25,918,684
-------------------------------------------------------------------------------
Shares redeemed                                                                      (202,701,636)    (470,124,864)
-------------------------------------------------------------------------------  -----------------  --------------
     Net change resulting from Class A share transactions                             (15,535,214)     (90,650,377)
-------------------------------------------------------------------------------  -----------------  --------------

                                                                                     SIX MONTHS         PERIOD
                                                                                        ENDED            ENDED
                                                                                    SEPTEMBER 30,      MARCH 31,
                                                                                        1995            1995(A)
CLASS B SHARES                                                                         SHARES           SHARES
Shares sold                                                                             7,081,943          243,763
--------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         29,784              760
--------------------------------------------------------------------------------
Shares redeemed                                                                        (5,477,095)         (58,119)
--------------------------------------------------------------------------------  -----------------  -------------
     Net change resulting from Class B share transactions                               1,634,632          186,404
--------------------------------------------------------------------------------  -----------------  -------------
          Net change resulting from share transactions                                (13,900,582)     (90,463,973)
--------------------------------------------------------------------------------  -----------------  -------------


(a) Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.


Liberty U.S. Government Money Market Trust

--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Trust as follows: .50% on the first $500 million, .475% on the next $500 million, .45% on the next $500 million, .425% on the next $500 million, and .40% thereafter.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Class B Shares. The Plan provides that the Trust may incur distribution expenses up to .75 of 1% of average daily net assets of the Class B Shares, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of daily average net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.




Trustees                              Officers

-----------------------------------------------------------------------

John F. Donahue                       John F. Donahue
Thomas G. Bigley                        Chairman
John T. Conroy, Jr.                   J. Christopher Donahue
William J. Copeland                     President
James E. Dowd                         Edward C. Gonzales
Lawrence D. Ellis, M.D.                 Executive Vice President
Edward L. Flaherty, Jr.               John W. McGonigle
Edward C. Gonzales                      Executive Vice President and Secretary
Peter E. Madden                       Richard B. Fisher
Gregor F. Meyer                         Vice President
John E. Murray, Jr.                   David M. Taylor
Wesley W. Posvar                        Treasurer
Marjorie P. Smuts                     Charles H. Field
                                        Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




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       Where Experts Invest

Federated Securities Corp. is the distributor of the fund.

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 531485100
Cusip 531485209